PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT.
Summary of changes in property, plant and equipment

				Property, plant and
	Land and	Machines, equipment,	Data electronic	equipment under
Cost of the property, plant, and equipment	buildings	and installations	equipment	construction	Other	Total
Balances as of January 1, 2019	8,700,749	29,608,998	753,078	1,021,247	988,114	41,072,186
Additions	28,449	76,756	13,955	1,506,343	121,097	1,746,600
Capitalized interest	—	—	—	24,676	—	24,676
Transfers	115,452	884,161	24,037	(1,038,693)	15,043	—
Disposals	(54,699)	(165,139)	(1,890)	(40,314)	(105,643)	(367,685)
Foreign exchange effect	122,992	626,432	13,369	42,470	10,797	816,060
Balances as of December 31, 2019	8,912,943	31,031,208	802,549	1,515,729	1,029,408	43,291,837
Additions	50,848	98,372	9,765	1,369,947	121,846	1,650,778
Capitalized interest	—	—	—	24,622	—	24,622
Transfers	207,551	695,512	13,653	(939,231)	22,515	—
Disposals	(226,920)	(505,580)	(11,487)	—	(144,153)	(888,140)
Business Combination	275,076	173,453	29	36,563	1,636	486,757
Impairment of non-financial assets	(198,196)	(213,729)	—	—	—	(411,925)
Foreign exchange effect	918,554	3,621,233	107,634	246,575	47,285	4,941,281
Balances as of December 31, 2020	9,939,856	34,900,469	922,143	2,254,205	1,078,537	49,095,210
Additions	20,661	159,387	21,595	2,649,417	174,963	3,026,023
Capitalized interest	—	—	—	32,876	—	32,876
Transfers	224,789	1,125,706	48,827	(1,405,597)	6,275	—
Disposals	(41,475)	(383,593)	(2,982)	(19,462)	(87,574)	(535,086)
Loss of control of subsidiary (note 3.4)	(168,222)	(414,955)	(2,545)	(7,143)	(5,367)	(598,232)
Foreign exchange effect	245,005	1,476,437	32,978	116,633	18,088	1,889,141
Balances as of December 31, 2021	10,220,614	36,863,451	1,020,016	3,620,929	1,184,922	52,909,932

				Property, plant and
	Land and	Machines, equipment,	Data electronic	equipment under
Accumulated depreciation	buildings	and installations	equipment	construction	Other	Total
Balances as of January 1, 2019	(4,181,805)	(20,366,821)	(686,946)	—	(290,133)	(25,525,705)
Depreciation	(295,615)	(1,136,040)	(33,143)	—	(112,384)	(1,577,182)
Transfers	—	(20)	—	—	20	—
Disposals	38,826	145,019	1,818	—	105,272	290,935
Foreign exchange effect	(74,868)	(483,549)	(12,151)	—	(7,824)	(578,392)
Balances as of December 31, 2019	(4,513,462)	(21,841,411)	(730,422)	—	(305,049)	(27,390,344)
Depreciation	(413,252)	(1,354,559)	(37,616)	—	(100,210)	(1,905,637)
Disposals	223,174	497,434	11,169	—	128,833	860,610
Foreign exchange effect	(440,999)	(2,835,685)	(100,806)	—	(29,434)	(3,406,924)
Balances as of December 31, 2020	(5,144,539)	(25,534,221)	(857,675)	—	(305,860)	(31,842,295)
Depreciation	(383,122)	(1,468,513)	(41,973)	—	(163,803)	(2,057,411)
Transfers	6,693	(1,201)	—	—	(5,492)	—
Disposals	23,046	369,173	2,981	—	86,064	481,264
Loss of control of subsidiary (note 3.4)	84,286	332,312	2,542	—	3,462	422,602
Foreign exchange effect	(126,758)	(1,006,607)	(28,879)	—	(10,062)	(1,172,306)
Balances as of December 31, 2021	(5,540,394)	(27,309,057)	(923,004)	—	(395,691)	(34,168,146)

Net property, plant and equipment
Balances as of December 31, 2019	4,399,481	9,189,797	72,127	1,515,729	724,359	15,901,493
Balances as of December 31, 2020	4,795,317	9,366,248	64,468	2,254,205	772,677	17,252,915
Balances as of December 31, 2021	4,680,220	9,554,394	97,012	3,620,929	789,231	18,741,786

Summary of useful lives of property, plant and equipment

Useful lives of
property,
plant and equipment
Buildings	10 to 33 years
Machines, equipment, and installations	10 to 20 years
Furniture and fixture	5 to 10 years
Vehicles	3 to 5 years
Data electronic equipment	2.5 to 6 years